Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	7,528,761	1,766,554
Common stock, shares outstanding	7,528,761	1,766,554
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	57,752	0
Common stock, shares outstanding	57,752	0